Affiliated companies and variable interest entities - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	¥ 2,334,642,000,000	¥ 2,126,128,000,000
Affiliated companies aggregate value	3,145,940,000,000	2,894,106,000,000
Impairment loss on a certain investment in affiliated company accounted for by the equity method	0	0	¥ 0
Dividends from affiliated companies accounted for by the equity method	196,403,000,000	180,326,000,000	¥ 186,212,000,000
Finance receivables	15,829,924,000,000	15,208,871,000,000
Operating leases	5,934,393,000,000	5,966,579,000,000
Maximum exposure to loss related to VIEs	446,778,000,000	539,862,000,000
Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	6,124,699,000,000	6,105,527,000,000
Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Restricted cash	146,828,000,000	151,943,000,000
Secured debt	1,952,973,000,000	2,067,221,000,000
Variable Interest Entity, Primary Beneficiary | Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	618,787,000,000	557,383,000,000
Retail Receivables Portfolio Segment | Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Finance receivables	¥ 1,964,350,000,000	¥ 2,092,311,000,000